Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Recorded Amount of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis.

(in thousands)
December 31, 2013	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$3,499	$—	$3,499	$—
Mortgage-backed securities	33	—	33	—
Corporate bonds	451	—	—	451
Equities and mutual funds	567	567	—	—

Total assets at fair value	$4,550	$567	$3,532	$451

Total liabilities at fair value	$—	$—	$—	$—

(in thousands)
December 31, 2012	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$2,505	$—	$2,505	$—
Mortgage-backed securities	43	—	43	—
Corporate bonds	443	—	—	443
Equities and mutual funds	512	512	—	—

Total assets at fair value	$3,503	$512	$2,548	$443

Total liabilities at fair value	$—	$—	$—	$—

Assets Measured at Fair Value on a Recurring Basis

The changes in Level 3 assets measured at fair value on a recurring basis were:

(in thousands)	2013	2012
Corporate Bonds-Available for Sale
Balance, January 1	$443	$451
Total realized gain (losses) included in income	—	—
Total unrealized gain (losses) included in other comprehensive income	8	(8)
Net purchases, sales, calls and maturities	—	—
Net transfers in/out of Level 3	—	—

Balance, December 31	$451	$443

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

Assets and liabilities recorded at fair value on a nonrecurring basis are included in the table below.

(in thousands)
December 31, 2013	Total	Level 1	Level 2	Level 3
Loans-commercial and industrial	$934	$—	$—	$934
Loans-nonfarm, non-residential	685	—	—	685
Loans- 1- 4 family residential	63	—	—	63
Loans-other	—	—	—	—
Foreclosed assets	—	—	—	—
Servicing assets	261	—	—	261

Total assets at fair value	$1,943	$—	$—	$1,943

Total liabilities at fair value	$—	$—	$—	$—

(in thousands)
December 31, 2012	Total	Level 1	Level 2	Level 3
Loans-commercial and industrial	$805	$—	$—	$805
Loans-nonfarm, non-residential	1,485	—	—	1,485
Loans- 1- 4 family residential	—	—	—	—
Loans-other	—	—	—	—
Foreclosed assets	491	—	—	491
Servicing assets	63	—	—	63

Total assets at fair value	$2,844	$—	$—	$2,844

Total liabilities at fair value	$—	$—	$—	$—

Schedule of Unobservable Inputs Used in Fair Value Measurements of Assets and Liabilities Measured on Recurring and Non-Recurring Basis

For level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2013, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at December 31, 2013	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$451	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$261	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$1,682	Management estimate	Appraisals and/or sales of comparable properties	n/a
Foreclosed assets	$—	Management estimate	Appraisals and/or sales of comparable properties	n/a

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (dollars in thousands):

			Fair Value Measurements
(dollars in thousands)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2013
Financial Instruments - Assets
Loans	$179,909	$179,531	$—	$—	$179,531
Financial Instruments - Liabilities
Deposits	195,801	171,649	—	171,649	—
Federal Home Loan Bank advances	7,750	8,100	—	8,100	—

December 31, 2012
Financial Instruments - Assets
Loans	$173,578	$173,813	$—	$—	$173,813
Financial Instruments - Liabilities
Deposits	187,823	180,777	—	180,777	—
Federal Home Loan Bank advances	7,750	8,291	—	8,291	—